Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Non Cancelable Long-Term Time Charter Contracts
Year ending December 31,	Amount
2016	446,325
2017	371,984
2018	198,759
2019	122,306
2020	93,841
2021 and thereafter	217,011
1,450,226